Share-based payments (Details 1)	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 ₨ / shares	Mar. 31, 2015
Number outstanding	5,180,440	5,837,400	5,665,800	5,870,800
Number exercisable	4,340,070	3,711,130	2,544,180
Weighted average exercise price | ₨ / shares	₨ 79	₨ 79.14	₨ 79.1
Bottom of range [member]
Range of exercise price	₨ 57.66	₨ 60.60
Weighted average exercise price	₨ 57.66	₨ 60.60
Weighted average remaining contractual life	0.06	1.80
Top of range [member]
Range of exercise price	₨ 146.23	₨ 82.00
Weighted average exercise price	₨ 146.23	₨ 82.00
Weighted average remaining contractual life	4.81	5.79